Long-term debt and interest and other costs - Principal Repayments and Other Borrowing Arrangements (Details) € in Millions	Dec. 31, 2024 EUR (€)
Debt Disclosure [Abstract]
2025	€ 1,001.8
2026	1,001.8
2027	751.8
2028	1.8
2029	751.8
Thereafter	1,259.1
Total debt maturities	€ 4,768.1